Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net income	$ 12,502		$ 11,417		$ 4,492
Defined benefit plans
Prior service cost (credit) arising during the period	19		(13)
Reclassification adjustment for amortization of prior service cost included in net income	2		15		21
Net change	21		2		21
Net actuarial loss arising during the period	(1,185)		(9)		(388)
Reclassification adjustment for amortization of prior net losses included in net income	226		215		206
Net change	(959)		206		(182)
Nonsponsored plans	(50)	[1]	5	[1]	39	[1]
Income taxes on defined benefit plans	375		(67)		52
Defined benefit plans, net of tax	(613)		146		(70)
Unrealized holding gain on securities	8	[2]	631	[2]
Reclassification adjustment for gain included in net income	(255)		(384)
Income taxes on unrealized holding gain on securities	89		(89)
Unrealized gain on securities, net of tax	(158)		158
Foreign currency translation adjustments	(387)		1,417		5,092
Reclassification adjustment for gain included in net income	(516)
Income taxes on foreign currency translation adjustments	(14)		(13)		(85)
Foreign currency translation adjustments, net of tax	(917)		1,404		5,007
Hedging activities	1				(2)
Income taxes on hedging activities					5
Hedging activities, net of tax	1				3
Other Comprehensive Income (Loss), Net of Tax	(1,687)		1,708		4,940
Comprehensive income	10,815		13,125		9,432
Less: comprehensive income attributable to noncontrolling interests	(66)		(59)		(78)
Comprehensive Income Attributable to ConocoPhillips	$ 10,749		$ 13,066		$ 9,354

[1]	Plans for which ConocoPhillips is not the primary obligor-primarily those administered by equity affiliates.
[2]	Available-for-sale securities of LUKOIL.